Changes in liabilities arising from financing activities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	$ 15,270	$ 17,002
Non-cash changes	(2,724)	6,207
of which: foreign currency translation	(4,857)	6,824
of which: fair value changes	4,106	(1,946)
of which: other	(1,972)	1,328
Balance	215,082	202,535	$ 179,327
Debt issued measured at amortized cost
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	5,070	22,428
Non-cash changes	(5,148)	6,308
of which: foreign currency translation	(3,175)	4,980
of which: other	(1,972)	1,328
Balance	139,155	139,232	110,497
of which: short-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	(3,093)	23,845
Non-cash changes	(475)	984
of which: foreign currency translation	(475)	984
Balance	43,098	46,666	21,837
of which: long-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	8,163	(1,417)
Non-cash changes	(4,673)	5,324
of which: foreign currency translation	(2,700)	3,995
of which: other	(1,972)	1,328
Balance	96,057	92,566	88,660
Debt issued designated at fair value
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	10,076	(5,420)
Non-cash changes	2,480	(146)
of which: foreign currency translation	(1,617)	1,764
of which: fair value changes	4,097	(1,909)
Balance	73,799	61,243	66,809
Over-the-counter debt instruments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	124	(6)
Non-cash changes	(56)	44
of which: foreign currency translation	(65)	81
of which: fair value changes	9	(37)
Balance	2,128	2,060	2,022
UBS AG
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	15,727	16,899
Non-cash changes	(2,705)	6,203
of which: foreign currency translation	(4,857)	6,825
of which: fair value changes	4,104	(1,946)
of which: other	(1,953)	1,324
Balance	215,655	202,633	179,531
UBS AG | Debt issued measured at amortized cost
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	(550)	18,722
Non-cash changes	(2,369)	3,794
of which: foreign currency translation	(1,841)	3,589
of which: other	(528)	205
Balance	82,432	85,351	62,835
UBS AG | of which: short-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	(3,093)	23,845
Non-cash changes	(475)	984
of which: foreign currency translation	(475)	984
Balance	43,098	46,666	21,837
UBS AG | of which: long-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	2,543	(5,123)
Non-cash changes	(1,894)	2,810
of which: foreign currency translation	(1,366)	2,605
of which: other	(528)	205
Balance	39,334	38,685	40,998
UBS AG | Debt issued designated at fair value
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	9,075	(6,423)
Non-cash changes	2,516	(301)
of which: foreign currency translation	(1,611)	1,760
of which: fair value changes	4,127	(2,061)
Balance	71,460	59,868	66,592
UBS AG | Over-the-counter debt instruments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	126	(6)
Non-cash changes	(58)	44
of which: foreign currency translation	(65)	82
of which: fair value changes	7	(38)
Balance	2,128	2,060	2,022
UBS AG | Funding from UBS Group AG and its subsidiaries
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Table]
Cash flows	7,076	4,606
Non-cash changes	(2,795)	2,666
of which: foreign currency translation	(1,340)	1,395
of which: fair value changes	(30)	152
of which: other	(1,425)	1,119
Balance	$ 59,635	$ 55,354	$ 48,083